Income taxes - Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 14,302	$ 13,323
Deferred tax liabilities	(19,515)	(17,555)
Net asset (liability)	(5,213)	(4,231)	$ (5,399)	$ (7,881)
Tax losses carried forward [member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	4,459	4,283
Deferred tax liabilities	0	0
Net asset (liability)	4,459	4,283
Property, plant and equipment and intangible assets [Member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	259	233
Deferred tax liabilities	(19,027)	(16,797)
Net asset (liability)	(18,768)	(16,564)
Asset removal obligation [member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	8,049	7,078
Deferred tax liabilities	0	0
Net asset (liability)	8,049	7,078
Pensions [member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	738	743
Deferred tax liabilities	(11)	0
Net asset (liability)	728	743
Derivatives [member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	34	138
Deferred tax liabilities	(27)	(270)
Net asset (liability)	7	(132)
Other [Member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	763	849
Deferred tax liabilities	(451)	(488)
Net asset (liability)	$ 312	$ 361